Organization and Summary of Significant Accounting Policies - Variable Interest Entities (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019 USD ($) Store	Sep. 29, 2018 USD ($) Store	Sep. 28, 2019 USD ($) Store	Sep. 29, 2018 USD ($) Store	Dec. 29, 2018 USD ($) Store	Dec. 30, 2017 USD ($) Store	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Variable interest entity, number of stores | Store	332	298	332	298	308	283
Sales	$ 652,540	$ 576,844	$ 1,904,100	$ 1,702,460	$ 2,287,660	$ 2,075,465	$ 1,831,531
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, termination period			75 days			75 days
Sales	638,800	558,400	$ 1,857,800	1,646,600	2,214,700	$ 1,993,700	1,741,700
Sales commissions and fees	98,200	$ 86,600	285,200	$ 254,700	340,000	306,600	$ 268,600
Independent operator commissions	4,000		4,000		3,900	3,600
Maximum loss exposure	$ 35,300		$ 35,300		$ 27,800	$ 21,000